Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Weighted-average fair value (dollars per share)	$ 12.22	$ 14.31	$ 12.88
Dividend yield (percentage)	4.00%	3.50%	3.00%
Expected volatility of stock (percentage)	39.70%	39.40%	39.10%
Risk-free interest rate (percentage)	0.80%	2.10%	2.20%
Expected option life (years)	6 years 6 months	6 years 6 months	6 years 8 months 12 days